HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
HELD FOR SALE CLASSIFICATION AND DISCONTINUED [Abstract]
Schedule of Held for Sale Classification and Discontinued Operations
Year ended December 31, 2013

Revenues	$9,589

Loss before taxes on income (tax benefit)	$(148)

Loss from discontinued operations, net of tax ($5 and $3 in 2013 and 2012, respectively)	$(3,471)
Loss from discontinued operations attributable to non-controlling interest	1,042
Loss from discontinued operations attributable to TAT Technologies Ltd. shareholders	$(2,429)